Net Fee and commission Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission income (expense) [abstract]
Bank guarantees fee and commission income	€ 202	€ 207	€ 209
Underwriting syndication loans fee and commission income	10	4	52
Structured finance fee and commission income	141	129	136
Collective instruments distribution fee and commission income	€ 167	€ 165	€ 165